UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter     March 31, 2013
Ended:                                      ------------------------------

Check here if Amendment [ ]; Amendment
Number:                                        --------------------
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Andreeff Equity Advisors, L.L.C.
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         140 East St. Lucia Lane
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         Santa Rosa Beach, FL 32459
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        ------------------------------------------------
        ------------------------------------------------

Form 13F File Number:  28-  11306
                            ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dane Andreeff
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Title:   Managing Member
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Phone:   (850) 622-3353
        ------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dane Andreeff                  Santa Rosa Beach, FL         May 14, 2013
-------------------------------   ----------------------  ----------------------
           [Signature]               [City, State]                [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None




                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                        ----------------------------

Form 13F Information Table Entry Total:              30
                                        ----------------------------

Form 13F Information Table Value Total:            59,002
                                        ----------------------------
                                                (x thousand)



List of Other Included Managers:  NONE
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
         COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7        COULMN 8

                                                                                                                      VOTING
                             TITLE OF                 VALUE (x   SHRS OR   SH/   PUT/   INVESTMENT    OTHER          AUTHORITY
NAME OF ISSUER               CLASS          CUSIP      $1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
A H BELO CORP                COM CL A     001282102        723    123,727  SH           Sole                    123,727
ACTIVE POWER INC             COM NEW      00504W308        230     50,000  SH           Sole                     50,000
ALLIED NEVADA GOLD CORP      COM          019344100      3,502    212,732  SH           Sole                    212,732
AURICO GOLD INC              COM          05155C105      3,980    632,695  SH           Sole                    632,695
AURIZON MINES LTD            COM          05155P106        485    109,904  SH           Sole                    109,904
BARRICK GOLD CORP            CALL         067901908         93      1,000  SH    CALL   Sole                      1,000
CADENCE PHARMACEUTICALS INC  COM          12738T100         77     11,500  SH           Sole                     11,500
CAMECO CORP                  COM          13321L108      1,798     86,534  SH           Sole                     86,534
CHEROKEE INC DEL NEW         COM          16444H102        829     60,521  SH           Sole                     60,521
DENISON MINES CORP           COM          248356107      5,294  3,873,700  SH           Sole                  3,873,700
FRANCO NEVADA CORP           COM          351858105        701     15,370  SH           Sole                     15,370
GOLDCORP INC NEW             COM          380956409      3,363    100,000  SH           Sole                    100,000
HECLA MNG CO                 CALL         422704906         12      2,000  SH    CALL   Sole                      2,000
KINDER MORGAN INC DEL        *W EXP       49456B119        771    150,000  SH           Sole                    150,000
                             05/25/201
MAG SILVER CORP              COM          55903Q104      5,010    528,682  SH           Sole                    528,682
NEW GOLD INC CDA             COM          644535106      2,503    275,000  SH           Sole                    275,000
NEWMONT MINING CORP          COM          651639106      1,047     25,000  SH           Sole                     25,000
NEWMONT MINING CORP          CALL         651639906         85      1,700  SH    CALL   Sole                      1,700
OMEGA HEALTHCARE INVS INC    COM          681936100      1,487     48,965  SH           Sole                     48,965
PAN AMERICAN SILVER CORP     COM          697900108      3,774    230,411  SH           Sole                    230,411
POINTS INTL LTD              COM NEW      730843208      4,187    262,828  SH           Sole                    262,828
QUATERRA RES INC             COM          747952109        834  4,041,125  SH           Sole                  4,041,125
SPROTT PHYSICAL SILVER TR    TR UNIT      85207K107      8,883  1,978,997  SH           Sole                  1,978,997
STONE ENERGY CORP            COM          861642106      1,278     58,771  SH           Sole                     58,771
UR ENERGY INC                COM          91688R108        309    318,756  SH           Sole                    318,756
URANERZ ENERGY CORP          COM          91688T104        369    290,519  SH           Sole                    290,519
URANIUM RES INC              COM PAR      916901606        730    281,913  SH           Sole                    281,913
                             $0.001NEW
VISTA GOLD CORP              COM NEW      927926303      2,994  1,386,026  SH           Sole                  1,386,026
YAMANA GOLD INC              COM          98462Y100      2,865    186,620  SH           Sole                    186,620
VMWARE INC                   CL A COM     928563402        789     10,000  SH           Sole                     10,000